File Number: 33-36265
                                                Filed Pursuant to Rule 497(e) of
                                                      The Securities Act of 1933

                                                                 June 27, 2005

             Supplement to the Class A, B and C Shares Prospectus of
                              Pioneer Europe Fund,
         dated March 1, 2005 (supersedes supplement dated June 1, 2005)


A proposal to reorganize Pioneer Europe Select Fund ("Europe Select Fund" or the "predecessor fund"), another fund managed by Pioneer Investment Management, Inc. ("Pioneer"), into Pioneer Europe Fund ("Europe Fund" or the "fund") was approved by Europe Select Fund's shareholders at a meeting held on June 21, 2005.

In connection with the reorganization, Europe Fund has been renamed "Pioneer Europe Select Equity Fund" and has adopted investment policies that are identical to Europe Select Fund's investment policies. These changes are effective as of June 27, 2005.

The following supplements and, to the extent inconsistent with the prospectus, supersedes the sections of Europe Fund's prospectus referenced below. Please refer to the prospectus for the full text of the supplemented sections.

Basic information about the fund

Investment objective Long-term growth of capital.

Principal investment strategies
Normally, the fund invests at least 80% of its total assets in equity securities of European issuers. The fund's principal focus is on European companies that exhibit strong growth characteristics and are considered to be leaders in their sector or industry. The fund generally focuses on mid- and large-capitalization European issuers. Equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks. The fund may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

The fund may invest in the securities of companies domiciled in any European country. European countries are those countries located west of the Urals, including but not limited to Austria, Belgium, Bulgaria, the Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

The fund will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets in equity securities of European issuers as described in this section.

The fund uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer Investment Management, Inc., the fund's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| Market leadership in a company's primary products or services |X| Issuer has strong growth characteristics relative to its competitors |X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

[text box:]
European issuers

A European issuer:
|X| Is organized and has a principal business office in a European country; or |X| Derives at least 50% of its total revenue from business transacted in Europe [end text box]

Principal risks of investing in the fund

Even though the fund seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| European stock markets go down or perform poorly relative to U.S. markets (this risk may be greater in the short term)
|X| Securities of European issuers or growth stocks fall out of favor with investors
|X| Mid- to large-capitalization stocks fall out of favor with investors
|X| The fund's investments do not have the growth potential originally expected

Risks of non-U.S. investments
Investing in developed European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the fund invests a significant portion of its investments in one European region. These risks may include:

|X| Less information about some European issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

|X| Many European markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable

|X| Adverse effect of currency exchange rates or controls on the value of the fund's investments

|X| The economies of European countries may grow at slower rates than expected or may experience a downturn or recession

|X| Economic Monetary Union (EMU) and a single European currency may increase the volatility of European markets

The fund generally invests in fewer than 40 securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

Market segment risks
At times, more than 25% of the fund's assets may be invested in the same market segment, such as financials or technology. To the extent the fund emphasizes investments in a market segment, the fund will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a fund without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and REITs, may be sensitive to changes in interest rates and general economic activity and are subject to extensive government regulation. Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

The fund's past performance
The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Pursuant to an agreement and plan of reorganization, the fund acquired all of the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005. As a result of the reorganization, the fund is the accounting successor of the predecessor fund, which commenced operations on December 29, 2000. The performance shown for each class of the fund from December 29, 2000 to December 31, 2004 is the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.
-----------------------------------------------------------------------


Fund performance

The chart shows the performance of the fund's Class A shares for each full calendar year since the fund's inception on December 29, 2000. Class B and Class C shares will have different performance. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

[bar chart]

Annual return Class A shares
(Year ended December 31)

'01      -15.89
'02      -6.50
'03      38.02
'04      22.41

The highest calendar quarterly return was 21.18% (9/30/2003 to 12/31/2003)

The lowest calendar quarterly return was -21.28% (6/30/2002 to 9/30/2002)

Comparison with the Morgan Stanley Capital International (MSCI) Europe Index

The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the MSCI Europe Index. This index is a capitalization-weighted index of the 15 European country indices included in the MSCI EAFE (Europe, Australasia, Far East) Index.

The performance shown for each class of the fund from December 29, 2000 to December 31, 2004 is the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Unlike the fund, the index is not managed and does not incur expenses. The table:

o Reflects sales charges applicable to the class
o Assumes that you sell your shares at the end of the period
o Assumes that you reinvest all of your dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2004)


                            1 Year     Since Inception           Inception Date
Class A                                                             12/29/00
Return before taxes         15.34      5.78
Return after taxes
on distributions            14.68      5.46
Return after taxes
on distributions            10.42      4.83
and sale of shares
Class B                                                             12/29/00
Return before taxes         17.36      6.24
Class C*                                                            12/29/00
Return before taxes         21.81      6.81
MSCI Europe Index
(reflects no
deduction for taxes)        21.39      2.68


* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                    Class A   Class B  Class C

Maximum sales charge (load) when you buy shares
as a percentage of offering price                     5.75%     None     None

Maximum deferred sales charge (load) as a percentage
of offering price or the amount you receive when
you sell shares, whichever is less                    None1     4%       1%

Redemption fee as a percentage of amount
redeemed, if applicable                               2%2       2%2      2%2


Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets    Class A    Class B    Class C
Management Fee                                 1.00%      1.00%      1.00%
Distribution and Service (12b-1) Fee           0.25%      1.00%      1.00%
Other Expenses3                                0.58%      0.80%      0.71%
Total Annual Fund Operating Expenses4          1.83%      2.80%      2.71%
Less: Fee Waiver and Expense Limitation5       -0.08%     -0.15%     -0.06%
Net Expenses5                                  1.75%      2.65%      2.65%


  1 Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%. See "Buying, exchanging and selling shares."

  2 You will be assessed a redemption fee (payable to the fund) of 2% if you redeem fund shares within 30 days of investing in the fund. See "Buying, exchanging and selling shares-Redemption fee."


 3 Other expenses are estimated amounts based on the fund's expenses for the most recent fiscal year.


 4 The fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.

  5 The expenses in the table above reflect the expense limitations in effect through December 31, 2008, under which Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.75%, 2.65% and 2.65% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through December 31, 2008 for Class A shares and through December 31, 2006 for Class B and Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. See the statement of additional information for details regarding the expense limitation agreement.

Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


     If you sell your shares                    If you do not sell your shares
                        Number of years you own your shares

               1        3         5      10        1         3      5      10
Class A    $738     $ 1,072  $ 1,393 $ 2,145     $ 738  $ 1,072 $ 1,393   $2,145
Class B     662       1,068    1,380   2,281       262      792   1,293    2,281
Class C     361         775    1,261   2,365       261      775   1,261    2,365

Non-principal investment strategies and related risks

Investment in other European issuers
The fund invests primarily in issuers domiciled in developed European countries. However, the fund may invest up to 20% of its total assets in securities of European issuers domiciled in Eastern European nations or emerging European markets.

The risks relating to investment in developed European issuers described above are more pronounced to the extent the fund invests in Eastern European nations or emerging European markets. Additional risks include:

|X| Economic, political and social developments may adversely affect European securities markets
|X| Withholding and other non U.S. taxes may decrease the fund's return

Investments other than equity securities
The fund may invest up to 20% of its total assets in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade debt securities, including convertible debt, issued by both European and non-European issuers. Although investing in debt securities is not a principal investment strategy of the fund, the fund invests in debt securities when Pioneer believes they are consistent with the fund's investment objective of long-term capital growth, to diversify the portfolio or for greater liquidity.

Management

Portfolio management

Day-to-day management of the fund's portfolio is the responsibility of Andrew Arbuthnott. Mr. Arbuthnott is supported by a team of portfolio managers and analysts. Members of this team, which is based in Dublin, manage other Pioneer funds investing primarily in European securities. The portfolio manager and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and includes members from Pioneer's affiliate, Pioneer Investment Management Limited (PIML). Mr. Arbuthnott, a vice president, joined PIML (formerly known as Europlus Investment Management & Research Ltd.) as a portfolio manager in 1999.

                                                                   17800-00-0605
                                         (C)2005 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
8

  June 27, 2005

                 Supplement to the Class R Shares Prospectus of
                              Pioneer Europe Fund,
         dated March 1, 2005 (supersedes supplement dated June 1, 2005)


A proposal to reorganize Pioneer Europe Select Fund ("Europe Select Fund" or the "predecessor fund"), another fund managed by Pioneer Investment Management, Inc. ("Pioneer"), into Pioneer Europe Fund ("Europe Fund" or the "fund") was approved by Europe Select Fund's shareholders at a meeting held on June 21, 2005.

In connection with the reorganization, Europe Fund has been renamed "Pioneer Europe Select Equity Fund" and has adopted investment policies that are identical to Europe Select Fund's investment policies. These changes are effective as of June 27, 2005.

The following supplements and, to the extent inconsistent with the prospectus, supersedes the sections of Europe Fund's prospectus referenced below. Please refer to the prospectus for the full text of the supplemented sections.

Basic information about the fund

Investment objective Long-term growth of capital.

Principal investment strategies
Normally, the fund invests at least 80% of its total assets in equity securities of European issuers. The fund's principal focus is on European companies that exhibit strong growth characteristics and are considered to be leaders in their sector or industry. The fund generally focuses on mid- and large-capitalization European issuers. Equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks. The fund may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

The fund may invest in the securities of companies domiciled in any European country. European countries are those countries located west of the Urals, including but not limited to Austria, Belgium, Bulgaria, the Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

The fund will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets in equity securities of European issuers as described in this section.

The fund uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer Investment Management, Inc., the fund's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include: |X| Market leadership in a company's primary products or services |X| Issuer has strong growth characteristics relative to its competitors |X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

[text box:]
European issuers

A European issuer:
|X| Is organized and has a principal business office in a European country; or |X| Derives at least 50% of its total revenue from business transacted in Europe [end text box]

Principal risks of investing in the fund

Even though the fund seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

|X| European stock markets go down or perform poorly relative to U.S. markets
   (this risk may be greater in the short term)

|X| Securities of European issuers or growth stocks fall out of favor with investors

|X| Mid- to large-capitalization stocks fall out of favor with investors

|X| The fund's investments do not have the growth potential originally expected

Risks of non-U.S. investments

Investing in developed European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the fund invests a significant portion of its investments in one European region. These risks may include:

|X| Less information about some European issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

|X| Many European markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable

|X| Adverse effect of currency exchange rates or controls on the value of the fund's investments

|X| The economies of European countries may grow at slower rates than expected or may experience a downturn or recession

|X| Economic Monetary Union (EMU) and a single European currency may increase the volatility of European markets

The fund generally invests in fewer than 40 securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

Market segment risks
At times, more than 25% of the fund's assets may be invested in the same market segment, such as financials or technology. To the extent the fund emphasizes investments in a market segment, the fund will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a fund without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and REITs, may be sensitive to changes in interest rates and general economic activity and are subject to extensive government regulation. Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

The fund's past performance
The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Pursuant to an agreement and plan of reorganization, the fund acquired all of the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005. As a result of the reorganization, the fund is the accounting successor of the predecessor fund, which commenced operations on December 29, 2000. The performance shown for each class of the fund from December 29, 2000 to December 31, 2004 is the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Fund performance
The chart shows the performance of the fund's Class R shares for each full calendar year since the fund's inception on December 29, 2000. The predecessor fund did not offer Class R shares. The performance of Class R shares is based on the performance of the predecessor fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares

The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return. You do not pay a sales charge on purchases of Class R shares.

[bar chart]

Annual return Class R shares
(Year ended December 31)

'01      -16.31
'02      -6.97
'03      37.34
'04      21.80

The highest calendar quarterly return was 21.18% (9/30/2003 to 12/31/2003) The lowest calendar quarterly return was -21.28% (6/30/2002 to 9/30/2002)

Comparison with the Morgan Stanley Capital International (MSCI) Europe Index

The table shows the average annual total returns for Class A shares of the fund over time and compares these returns to the returns of the MSCI Europe Index. This index is a capitalization-weighted index of the 15 European country indices included in the MSCI EAFE (Europe, Australasia, Far East) Index.

The performance shown is based on the performance of the predecessor fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares.

Unlike the fund, the index is not managed and does not incur expenses. The table: o Reflects sales charges applicable to the class o Assumes that you sell your shares at the end of the period o Assumes that you reinvest all of your dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2004)


                                  1 Year           Since         Inception
                                                  Inception          Date

----------------------------- --------------- --------------- ---------------
Class R                           21.80              6.82          12/29/00
Return before taxes
----------------------------- --------------- --------------- ---------------
----------------------------- --------------- --------------- ---------------
Return after taxes                21.10              6.50
on distributions
----------------------------- --------------- --------------- ---------------
----------------------------- --------------- --------------- ---------------
Return after taxes                14.64              5.73
on distributions
and sale of shares
----------------------------- --------------- --------------- ---------------
----------------------------- --------------- --------------- ---------------
MSCI Europe Index (reflects       21.39              2.68             --
no deduction
for taxes)
----------------------------- --------------- --------------- ---------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Since Class R shares are only offered to retirement plans, these after-tax returns may not be relevant to you.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


Shareowner fees
paid directly from your investment                      Class R
-----------------------------------------------------------------------

Maximum sales charge (load) when you buy shares
   as a percentage of offering price                     None
..................................................            ..
Maximum deferred sales charge (load) as a
   percentage of offering price or the
   amount you receive when you sell shares,
   whichever is less                                     None
Redemption fee as a percentage of amount
redeemed, if applicable                                  2%1
-----------------------------------------------------------------------

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net
   assets                                        Class R
-----------------------------------------------------------------------

Management Fee                                  1.00%
..............................................  .........
Distribution (12b-1) Fee                        0.50%
..............................................  .........
Other Expenses2                                 0.72%
..............................................  .........
Total Annual Fund Operating Expenses3           2.22%

Less: Fee Waiver and Expense Limitation4       -0.22%
..............................................  .........

Net Expenses4                                   2.00%
-----------------------------------------------------------------------



  1 You will be assessed a redemption fee (payable to the fund) of 2% if you redeem fund shares within 30 days of investing in the fund. See "Buying, exchanging and selling shares-Redemption fee."


 2 Other expenses are estimated amounts based on the fund's expenses for the most recent fiscal year.


 3 The fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.

  4 The expenses in the table above reflect the expense limitations in effect through December 31, 2006, under which Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 2.00% of the average daily net assets attributable to Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. See the statement of additional information for details regarding the expense limitation agreement.

Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


-------------------------------------------------------------
             Number of years you own your shares
-------------------------------------------------------------
         1        3       5         10
-------------------------------------------------------------
Class R $203     $627     $1,078      $2,327
..............................................................

Non-principal investment strategies and related risks

Investment in other European issuers
The fund invests primarily in issuers domiciled in developed European countries. However, the fund may invest up to 20% of its total assets in securities of European issuers domiciled in Eastern European nations or emerging European markets.

The risks relating to investment in developed European issuers described above are more pronounced to the extent the fund invests in Eastern European nations or emerging European markets. Additional risks include:

|X| Economic, political and social developments may adversely affect European securities markets
|X| Withholding and other non U.S. taxes may decrease the fund's return

Investments other than equity securities
The fund may invest up to 20% of its total assets in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade debt securities, including convertible debt, issued by both European and non-European issuers. Although investing in debt securities is not a principal investment strategy of the fund, the fund invests in debt securities when Pioneer believes they are consistent with the fund's investment objective of long-term capital growth, to diversify the portfolio or for greater liquidity.

Management

Portfolio management

Day-to-day management of the fund's portfolio is the responsibility of Andrew Arbuthnott. Mr. Arbuthnott is supported by a team of portfolio managers and analysts. Members of this team, which is based in Dublin, manage other Pioneer funds investing primarily in European securities. The portfolio manager and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and includes members from Pioneer's affiliate, Pioneer Investment Management Limited (PIML). Mr. Arbuthnott, a vice president, joined PIML (formerly known as Europlus Investment Management & Research Ltd.) as a portfolio manager in 1999.

                                                             17811-00-0605
                                     (C)2005 Pioneer Funds Distributor, Inc.
                                       Underwriter of Pioneer mutual funds

                                                               June 27, 2005

                 Supplement to the Class Y Shares Prospectus of
                              Pioneer Europe Fund,
         dated March 1, 2005 (supersedes supplement dated June 1, 2005)


A proposal to reorganize Pioneer Europe Select Fund ("Europe Select Fund" or the "predecessor fund"), another fund managed by Pioneer Investment Management, Inc. ("Pioneer"), into Pioneer Europe Fund ("Europe Fund" or the "fund") was approved by Europe Select Fund's shareholders at a meeting held on June 21, 2005.

In connection with the reorganization, Europe Fund has been renamed "Pioneer Europe Select Equity Fund" and has adopted investment policies that are identical to Europe Select Fund's investment policies. These changes are effective as of June 27, 2005.

The following supplements and, to the extent inconsistent with the prospectus, supersedes the sections of Europe Fund's prospectus referenced below. Please refer to the prospectus for the full text of the supplemented sections.

Basic information about the fund

Investment objective Long-term growth of capital.

Principal investment strategies
Normally, the fund invests at least 80% of its total assets in equity securities of European issuers. The fund's principal focus is on European companies that exhibit strong growth characteristics and are considered to be leaders in their sector or industry. The fund generally focuses on mid- and large-capitalization European issuers. Equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks. The fund may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

The fund may invest in the securities of companies domiciled in any European country. European countries are those countries located west of the Urals, including but not limited to Austria, Belgium, Bulgaria, the Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

The fund will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets in equity securities of European issuers as described in this section.

The fund uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer Investment Management, Inc., the fund's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include: |X| Market leadership in a company's primary products or services |X| Issuer has strong growth characteristics relative to its competitors |X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

[text box:]
European issuers

A European issuer:
|X| Is organized and has a principal business office in a European country; or |X| Derives at least 50% of its total revenue from business transacted in Europe

[end text box]

Principal risks of investing in the fund

Even though the fund seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

|X|  European stock markets go down or perform poorly relative to U.S. markets
    (this risk may be greater in the short term)

|X| Securities of European issuers or growth stocks fall out of favor with investors

|X| Mid- to large-capitalization stocks fall out of favor with investors

|X| The fund's investments do not have the growth potential originally expected

Risks of non-U.S. investments
Investing in developed European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the fund invests a significant portion of its investments in one European region. These risks may include:

|X| Less information about some European issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

|X| Many European markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the fund's portfolio securities at times, in amounts and at prices it considers reasonable

|X| Adverse effect of currency exchange rates or controls on the value of the fund's investments

|X| The economies of European countries may grow at slower rates than expected or may experience a downturn or recession

|X| Economic Monetary Union (EMU) and a single European currency may increase the volatility of European markets

The fund generally invests in fewer than 40 securities and, as a result, the fund's performance may be more volatile than the performance of funds holding more securities.

Market segment risks
At times, more than 25% of the fund's assets may be invested in the same market segment, such as financials or technology. To the extent the fund emphasizes investments in a market segment, the fund will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a fund without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and REITs, may be sensitive to changes in interest rates and general economic activity and are subject to extensive government regulation. Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

The fund's past performance
The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Pursuant to an agreement and plan of reorganization, the fund acquired all of the assets and liabilities of Pioneer Europe Select Fund (the predecessor fund) on June 24, 2005. As a result of the reorganization, the fund is the accounting successor of the predecessor fund, which commenced operations on December 29, 2000. The performance shown for each class of the fund from December 29, 2000 to December 31, 2004 is the performance of the predecessor fund, which has not been restated to reflect any differences in expenses.

Fund performance
The predecessor fund's Class Y shares had not commenced operations as of the date of the reorganization. The chart shows the net asset value performance of the predecessor fund's Class A shares for each full calendar year since the fund's inception on December 29, 2000, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

The chart does not reflect any sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return. You do not pay a sales charge on purchases of Class Y shares.

[bar chart]

Annual return Class Y shares

(Year ended December 31)

'01      -15.89
'02      -6.50
'03      38.02
'04      22.41

-----------------------------------------------------------------------


The highest calendar quarterly return was 21.18% (9/30/2003 to 12/31/2003) The lowest calendar quarterly return was -21.28% (6/30/2002 to 9/30/2002)

Comparison with the Morgan Stanley Capital International (MSCI) Europe Index

The table shows the average annual total returns for Class A shares of the fund over time and compares these returns to the returns of the MSCI Europe Index. This index is a capitalization-weighted index of the 15 European country indices included in the MSCI EAFE (Europe, Australasia, Far East) Index.

The performance shown is the net asset value performance of the predecessor fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. You do not pay a sales charge on purchases of Class Y shares.

Unlike the fund, the index is not managed and does not incur expenses.
The table:
o        Assumes that you sell your shares at the end of the period
o        Assumes that you reinvest all of your dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2004)


                            1 Year         Since           Inception
                                           Inception       Date


Class Y                                                    12/29/00
Return before taxes         22.41          7.35
Return after taxes
on distributions            21.70          7.03
Return after taxes
on distributions
and sale of shares          15.04          6.20
MSCI Europe Index
(reflects no deduction
for taxes)                  21.39          2.68

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment                   Class Y
Maximum sales charge (load) when you buy shares       None

Maximum deferred sales charge (load)
None

Redemption fee as a percentage of amount
redeemed, if applicable                                2%1


Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets           Class Y

Management Fee                                        1.00%
Distribution and Service (12b-1) Fee                  0.00%
Other Expenses2                                       0.18%
Total Annual Fund Operating Expenses3                 1.18%


  1 You will be assessed a redemption fee (payable to the fund) of 2% if you redeem fund shares within 30 days of investing in the fund. See "Buying, exchanging and selling shares-Redemption fee."

  2 Other expenses are estimated amounts based on the fund's expenses for the most recent fiscal year.

  3 The fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.


Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


                  Number of years you own your shares

                  1               3                5               10
    Class Y    $ 120            $ 375           $ 649          $ 1,432

Non-principal investment strategies and related risks

Investment in other European issuers
The fund invests primarily in issuers domiciled in developed European countries. However, the fund may invest up to 20% of its total assets in securities of European issuers domiciled in Eastern European nations or emerging European markets.

The risks relating to investment in developed European issuers described above are more pronounced to the extent the fund invests in Eastern European nations or emerging European markets. Additional risks include:

|X| Economic, political and social developments may adversely affect European securities markets

|X| Withholding and other non U.S. taxes may decrease the fund's return

Investments other than equity securities
The fund may invest up to 20% of its total assets in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the fund acquires debt securities that are investment grade, but the fund may invest up to 5% of its net assets in below investment grade debt securities, including convertible debt, issued by both European and non-European issuers. Although investing in debt securities is not a principal investment strategy of the fund, the fund invests in debt securities when Pioneer believes they are consistent with the fund's investment objective of long-term capital growth, to diversify the portfolio or for greater liquidity.

Management

Portfolio management

Day-to-day management of the fund's portfolio is the responsibility of Andrew Arbuthnott. Mr. Arbuthnott is supported by a team of portfolio managers and analysts. Members of this team, which is based in Dublin, manage other Pioneer funds investing primarily in European securities. The portfolio manager and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell recommendations on equity securities, and includes members from Pioneer's affiliate, Pioneer Investment Management Limited (PIML). Mr. Arbuthnott, a vice president, joined PIML (formerly known as Europlus Investment Management & Research Ltd.) as a portfolio manager in 1999.

                                                               17812-00-0605
                                       (C)2005 Pioneer Funds Distributor, Inc.
                                         Underwriter of Pioneer mutual funds
7

                                                              June 27, 2005


            Supplement to the Statement of Additional Information of
                              Pioneer Europe Fund,
                              dated March 1, 2005


A proposal to reorganize Pioneer Europe Select Fund ("Europe Select Fund" or the "predecessor fund"), another fund managed by Pioneer Investment Management, Inc. ("Pioneer"), into Pioneer Europe Fund ("Europe Fund" or the "fund") was approved by Europe Select Fund's shareholders at a meeting held on June 21, 2005.

In connection with the reorganization, Europe Fund has been renamed "Pioneer Europe Select Equity Fund" and has adopted investment policies that are identical to Europe Select Fund's investment policies. These changes are effective as of June 27, 2005.

The following supplements and, to the extent inconsistent with the statement of additional information (SAI), supersedes the sections of Europe Fund's SAI referenced below. Please refer to the SAI for the full text of the supplemented sections.

FUND HISTORY

The fund is a diversified open-end management investment company. The fund was organized as a Massachusetts business trust on June 22, 1990. On June 24, 2005 Pioneer Europe Select Fund was merged into the fund and, in connection with the reorganization, the fund was renamed "Pioneer Europe Select Equity Fund".

Expense Limit. Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.75%, 2.65%, 2.65% and 2.00% of the average daily net assets of the fund attributable to Class A, Class B, Class C and Class R shares, respectively. Pioneer expects to continue these expense limitations unless the expense limit agreement with the fund is terminated pursuant to the terms of the expense agreement. The fund may terminate the expense limit agreement at any time. There can be no assurance that Pioneer will extend the contractual expense limitation beyond December 31, 2008 for Class A shares or December 31, 2006 for Class B, Class C and Class R shares.

Prior to the reorganization the fund did not have an expense limitation.


ANNUAL FEE, EXPENSE AND OTHER INFORMATION*

Average Annual Total Returns (August 31, 2004)

--------------------------------------------------------------------------------------------------------------------
                        Average Annual Total Return (%)*
--------------------------------------------------------------------------------------------------------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------

                                                                         Since                 Inception
Class of Shares             One Year       Five Years    Ten Years       Inception             Date
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Class A Shares                                                                                 12/29/2000
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return before taxes         21.16          n/a           n/a             1.72
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return after taxes on       20.98          n/a           n/a             1.55
distributions
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return after taxes on       13.97          n/a           n/a             1.37
distributions and sale of
shares
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Class B Shares                                                                                 12/29/2000
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return before taxes         23.07          n/a           n/a             1.74
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return after taxes on       22.98          n/a           n/a             1.72
distributions
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return after taxes on       15.11          n/a           n/a             1.48
distributions and sale of
shares
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Class C Shares                                                                                 12/29/2000+
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return before taxes         27.67          n/a           n/a             2.87
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return after taxes on       27.47          n/a           n/a             2.83
distributions
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return after taxes on       18.22          n/a           n/a             2.45
distributions and sale of
shares
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Class R Shares                                                                                 12/29/2000++
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return before taxes         27.92          n/a           n/a             2.86
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return after taxes on       27.73          n/a           n/a             2.68
distributions
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return after taxes on       18.37          n/a           n/a             2.35
distributions and sale of
shares
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Class Y Shares                                                                                 12/29/2000+++
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return before taxes         28.56          n/a           n/a             3.37
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return after taxes on       28.37          n/a           n/a             3.20
distributions
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
--------------------------- -------------- ------------- --------------- --------------------- ---------------------
Return after taxes on       18.79          n/a           n/a             2.79
distributions and sale of
shares
--------------------------- -------------- ------------- --------------- --------------------- ---------------------


2


*Reflects any applicable sales charges

+The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.

++The performance shown for Class R shares of the fund is based on the performance of the predecessor fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares.

+++The performance shown for Class Y shares of the fund is the net asset value performance of the predecessor fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares.


3
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